ORGANIZATION AND OPERATIONS (Details) (USD $)	Jul. 05, 2012	Jun. 23, 2011
ORGANIZATION AND OPERATIONS
Common shares issued and outstanding		79,800,000
Common shares surrendered for cancelletion		33,000,000
Common shares issued for acquisition of 100% of issued and outstanding		12,000,000
Common shares held in escrow		6,000,000
Percentage of shares represented of the issued and outnstanding		20.40%
Percentage owned by Stevia Asia	70.00%
Percentage owned by Technew	30.00%
Contribution per month	$ 200,000
Total contribution	$ 2,000,000